EQUITY-ACCOUNTING INVESTMENTS IN CANADIAN RESIDENTIAL DEVELOPMENTS - Change in the Balances Equity-accounted Investments (Details) $ in Thousands		12 Months Ended
	Apr. 12, 2022	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021
Equity-accounted investments in Canadian residential developments
Equity Accounted Investments [Roll Forward]
Opening balance		$ 106,538	$ 98,675
Advances		11,934	13,360
Distributions		(370)	(10,212)
Income from equity-accounted investments in Canadian residential developments		4,348	11,198
Reclassification from equity-accounted investments in Canadian residential developments		(25,416)	0
Translation adjustment		2,302	(6,483)
Balance, end of year		$ 99,336	$ 106,538
Closing foreign exchange rate (USD/CAD)		1.3226	1.3544	1.2678
Queen Ontario LP (ROQ City)
Equity Accounted Investments [Roll Forward]
Opening balance		$ 12,912
Balance, end of year		$ 16,059	$ 12,912
Proportion of ownership interest in joint venture	30.00%	10.00%	10.00%
Portion of ownership interest in joint venture sold	66.66%